Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Information [Abstract]
Quaterly Information
	First quarter		Second quarter		Third quarter		Fourth quarter
(In millions; per-share amounts in dollars)	2015	2014	2015	2014	2015	2014	2015	2014

Consolidated operations
Earnings (loss) from continuing operations	$(4,673)	$1,491	$1,813	$2,180	$1,915	$2,130	$2,645	$3,690
Earnings (loss) from discontinued
operations	(8,936)	1,461	(2,947)	1,367	629	1,378	3,758	1,649
Net earnings (loss)	(13,608)	2,952	(1,134)	3,546	2,545	3,508	6,403	5,339
Less net earnings (loss) attributable to
noncontrolling interests	(35)	(47)	225	-	39	(29)	103	187
Net earnings (loss) attributable to
the Company	$(13,573)	$2,999	$(1,360)	$3,546	$2,506	$3,536	$6,301	$5,152
Per-share amounts – earnings (loss) from
continuing operations
Diluted earnings (loss) per share	$(0.45)	$0.15	$0.17	$0.22	$0.19	$0.22	$0.26	$0.35
Basic earnings (loss) per share	(0.45)	0.15	0.17	0.22	0.19	0.22	0.26	0.36
Per-share amounts – earnings (loss)
from discontinued operations
Diluted earnings (loss) per share	(0.90)	0.14	(0.30)	0.13	0.05	0.13	0.38	0.15
Basic earnings (loss) per share	(0.90)	0.14	(0.30)	0.14	0.05	0.13	0.38	0.16
Per-share amounts – net earnings (loss)
Diluted earnings (loss) per share	(1.35)	0.30	(0.13)	0.35	0.25	0.35	0.64	0.51
Basic earnings (loss) per share	(1.35)	0.30	(0.13)	0.35	0.25	0.35	0.64	0.51

Selected data
GE
Sales of goods and services	$23,839	$24,011	$26,141	$26,225	$25,612	$26,025	$30,614	$31,046
Gross profit from sales	5,514	5,327	6,033	6,089	6,275	6,146	7,556	7,870
GE Capital
Total revenues	2,866	2,963	2,690	2,676	2,660	2,763	2,585	2,919
Earnings (loss) from continuing operations
attributable to the Company	(5,721)	489	(332)	468	(154)	226	(1,447)	348